NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes payable	$ 150,529	$ 115,405	$ 86,093
Promissory notes payable 8 [Member]
Notes payable	3,500	3,500	3,500
Promissory notes payable 9 [Member]
Notes payable	750	750	750
Promissory notes payable 10 [Member]
Notes payable	169	169	169
Promissory notes payable 11 [Member]
Notes payable	3,000	3,000	3,000
Promissory notes payable 12 [Member]
Notes payable	10,000	10,000	10,000
Promissory notes payable 13 [Member]
Notes payable	1,102	1,102	1,102
Promissory notes payable 14 [Member]
Notes payable	6,000	6,000	6,000
Promissory notes payable 15 [Member]
Notes payable	3,440	3,440	3,440
Promissory notes payable 16 [Member]
Notes payable	10,000	10,000	0
Promissory notes payable 17 [Member]
Notes payable	594	594	0
Promissory notes payable 18 [Member]
Notes payable	4,500	4,500	0
Promissory notes payable 19 [Member]
Notes payable	5,000	5,000	0
Promissory notes payable 20 [Member]
Notes payable	5,000	5,000	0
Promissory notes payable 21 [Member]
Notes payable	700	700	0
Promissory notes payable 22 [Member]
Notes payable	3,000	3,000	0
Promissory notes payable 23 [Member]
Notes payable	518	518	0
Promissory notes payable 24 [Member]
Notes payable	349	0
Promissory notes payable 25 [Member]
Notes payable	34,775	0
Promissory notes payable [Member]
Notes payable	8,012	8,012	8,012
Promissory notes payable 1 [Member]
Notes payable	3,590	3,590	3,590
Promissory notes payable 2 [Member]
Notes payable	5,650	5,650	5,650
Promissory notes payable 3 [Member]
Notes payable	5,000	5,000	5,000
Promissory notes payable 4 [Member]
Notes payable	10,000	10,000	10,000
Promissory notes payable 5 [Member]
Notes payable	8,000	8,000	8,000
Promissory notes payable 6 [Member]
Notes payable	7,880	7,880	7,880
Promissory notes payable 7 [Member]
Notes payable	$ 10,000	$ 10,000	$ 10,000